Supplement dated December 14, 2012

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 23, 2012, June 15, 2012, July 17, 2012, September 14, 2012,  November 13, 2012, and November 27, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

MidCap Blend Fund

Effective March 1, 2013, the MidCap Blend Fund will change its name to the MidCap Fund.